Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

9.    Accounts receivable, net

	December 31,
	2019	2020
	RMB	RMB

Accounts receivable, gross	668,406	981,259
Less: allowance for doubtful receivables	(64)	(48,202)

Accounts receivable, net	668,342	933,057

9.    Accounts receivable, net (continued)

The following table summarizes the details of the Group’s allowance for doubtful accounts:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance at the beginning of the year	(6,856)	(7,422)	(64)
Adoption of ASC326	—	—	(4,532)
Additions charged to general and administrative expenses, net	(566)	(117)	(43,606)
Write-off during the year	—	7,475	—

Balance at the end of the year	(7,422)	(64)	(48,202)